Income Taxes	12 Months Ended
Oct. 31, 2012
Income Taxes [Abstract]
Income Taxes
Note 5 Income Taxes

The Company recognized deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards.  The Company established a valuation allowance to reflect the likelihood of realization of deferred tax assets.

The Company has net tax operating loss carryforwards, totaling approximately $72,000 at October 31, 2012, expiring through 2032.

Significant deferred tax assets at October 31, 2012 and 2011 are approximately as follows:

	2012	2011
Gross deferred tax assets:
Net operating loss carryforward	$(25,000)	$(2,000)
Total deferred tax assets	(25,000)	(2,000)
Less: Valuation allowance	25,000	(2,000)
Net deferred tax assets	$-	$-

The valuation allowance at October 31, 2011 was approximately $2,000. The increase in valuation allowance during the year ended October 31, 2012 was approximately $23,000.  In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.  The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.   Based on consideration of these items, management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a full valuation allowance as of October 31, 2012.

The actual tax benefit differs from the expected tax benefit for the period ended October 31, 2012 and 2011 (computed by applying the U.S. Federal Corporate tax rate of 34% to income before taxes) approximately as follows:

	2012	2011
Expected tax expense (benefit) - Federal	$(23,000)	$(2,000)
Expected tax expense (benefit) – State	( -)	( -)
Change in valuation allowance	23,000	2,000
Actual tax expense (benefit)	$-	$-